Note 6. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	March 31, 2019	September 30, 2018
Deferred tax assets:
Net operating loss carryforwards	$256,499	$250,557

Total deferred tax assets	256,499	250,557

Less: valuation allowance	(256,499)	(250,557)

Net deferred tax asset	$—	$—

	Year Ended
	September 30,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$250,557	$250,557

Total deferred tax assets	250,557	250,557

Less: valuation allowance	(250,557)	(250,557)

Net deferred tax asset	$—	$—